INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORY
Schedule of inventories

	December 31,	December 31,
	2024	2023
Current
Stockpiled ore	$1,063	$913
In-process inventory	15,014	20,509
Finished goods inventory	8,520	4,041
Materials and supplies	4,615	3,988
Inventory – current	$29,212	$29,451

Long term
Stockpiled ore	$6,924	$5,627